Cover	12 Months Ended
Dec. 26, 2024
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Floor & Decor Holdings, Inc.
Entity Central Index Key	0001507079